ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 3,217	$ 2,808
Change in allowance recorded in 'other financial items'	(464)	409
Ending balance	2,753	3,217
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Change in allowance recorded in 'other financial items'	(70)	68
Other receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Change in allowance recorded in 'other financial items'	(347)	363
Related Party receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Change in allowance recorded in 'other financial items'	(11)	9
Investment in sales-type leases and leaseback assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Change in allowance recorded in 'other financial items'	(36)	(37)
Other long-term assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Change in allowance recorded in 'other financial items'	0	6
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	83	15
Ending balance	13	83
Other receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,179	816
Ending balance	832	1,179
Related Party receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	33	24
Ending balance	22	33
Investment in sales-type leases and leaseback assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	36	73
Ending balance	0	36
Other long-term assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1,886	1,880
Ending balance	$ 1,886	$ 1,886